DEBT	12 Months Ended
Dec. 31, 2025
DEBT
DEBT

NOTE 4 – DEBT

Promissory Notes Payable - Related Party

During the year ended December 31, 2024, the Company borrowed $415,000 in a series of cash payments from the Company’s former CEO and shareholder in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on December 31, 2025. The promissory note totals $1,365,550 at December 31, 2024.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456, which is reflected as a note payable to a related party in accompanying balance sheet. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $12,700 and $9,527 at December 31, 2025 and December 31, 2024.

During the years ended December 31, 2025, the Company borrowed $564,500 in a series of cash payments from the Company’s former CEO and shareholder in exchange for the issuance of a promissory note and repaid $45,000 to him. The promissory note is not secured by Company assets, does not bear interest and is due in full on December 31, 2025. Pursuant to an addendum dated August 6, 2025, the note was amended to reflect a revised principal balance of $1,739,550 at the addendum date, and to accrue interest at a rate of ten percent (10%) per annum. In addition, all accrued and unpaid interest and principal are convertible, at the option of the holder, into shares of the Company’s common stock at a twenty-five percent (25%) discount to the closing bid price of the common stock on the date of conversion, subject to the beneficial ownership limitation described in the addendum. The convertible note principal balance totals $1,885,050 as of December 31, 2025.

Convertible Notes Payable and Derivatives

2024

From January 19, 2024, to November 22, 2024, the Company issued eight notes payable for the total principal of $640,750 and net proceeds of $494,500 after OID discounts of $97,750 and fees of $48,500 which, upon an event of default, contain a conversion feature meeting the definition of a derivative liability. Pursuant to the Company’s contract ordering policy, the conversion features were valued at $147,805 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $147,805.

The above eight Notes have maturity dates ranging from November 30, 2024 to August 30, 2025 and carry interest rates ranging from 12% to 13%, except for one note for $60,000 which is at 8%. The notes with one of the lenders have cross default provisions only between the notes of that lender. No cross default occurred in 2024.

For one of the Notes, which is convertible after 180 days from issuance or upon an event of default, the conversion rate shall be 65% of the Market Price, with the Market Price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days. For seven of the Notes, which are convertible only after an Event of Default, the conversion rate shall be 70% of the market price, with the market price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days.

During the year ended December 31, 2024, the Company made payments on and had conversions of convertible notes payable and a note payable, resulting in a gain on debt extinguishment from the settlement of derivative liabilities totaling $223,000. Additionally, the Company issued 14,705,144 common shares for the conversion of notes payable with principal and accrued interest totaling $144,377, resulting in a loss on debt extinguishment totaling $185,539. The above $223,000 gain and $185,539 loss resulted in a net gain on extinguishment of $37,461 as reflected in the statement of operations for the year ended December 31, 2024.

During the year ended December 31, 2024, the Company amortized $360,847 of debt discount, resulting in an unamortized debt discount of $86,608 and a carrying value of $188,306 as of December 31, 2024. Accrued interest as of December 31, 2024, was $48,486.

2025

At December 31, 2025, the Company had three notes payable outstanding, two of which are convertible only upon an event of default, and one of them is convertible after 180 days or an event of default. The conversion features meet the definition of a derivative liability.

One note with a balance of $18,210 has a maturity of December 15, 2025, and another note with a balance of $89,320, has a maturity date of August 15, 2026, and the larger related party note for $1,885,050 has a maturity date of December 31, 2025 and therefore is considered in default. The notes carry interest rates ranging from 8% to 13%. The notes with the lenders have cross default provisions only between the notes of that lender. As of December 31, 2025, two notes with a total balance of $107,530 were in cross default.

On March 4, 2025, the Company issued a note payable for $85,050, which contained a conversion feature meeting the definition of a derivative liability. Pursuant to the Company’s contract ordering policy, the conversion feature was valued at $223,726 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $81,000. This note is convertible at a 30% discount from the market price, as defined. The balance at December 31, 2025 was $18,210.

On August 6, 2025, the Company issued a note payable to a related party (converted from a non-convertible note) which contained a conversion feature meeting the definition of a derivative liability. Pursuant to the Company’s contract ordering policy, the conversion feature was valued at $1,642,776 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $1,642,776. This note is convertible at a 25% discount from the market price, as defined. The balance at December 31, 2025 was $1,885,050.

On November 19, 2025, the Company issued a note payable for $89,320, which contained a conversion feature meeting the definition of a derivative liability. Pursuant to the Company’s contract ordering policy, the conversion feature was valued at $72,445 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $72,445. This note is convertible at a 30% discount from the market price. The balance at December 31, 2025 was $89,320.

During the year ended December 31, 2025, the Company borrowed $564,500 in a series of cash payments from the Company’s former CEO and shareholder in exchange for the issuance of a promissory note and repaid $45,000 to him. The promissory note is not secured by Company assets, does not bear interest and is due in full on December 31, 2025. Pursuant to an addendum dated August 6, 2025, the note was amended to reflect a revised principal balance of $1,739,550 at the addendum date, and to accrue interest at a rate of ten percent (10%) per annum. In addition, all accrued and unpaid interest and principal are convertible, at the option of the holder, into shares of the Company’s common stock at a twenty-five percent (25%) discount to the closing bid price of the common stock on the date of conversion, subject to the beneficial ownership limitation described in the addendum. The convertible note principal balance totals $1,885,050 as of December 31, 2025.

During the year ended December 31, 2025, the Company made principal payments of $309,916 on convertible notes payable, resulting in a gain on debt extinguishment from settlement of derivative liabilities totaling $173,533.

During the year ended December 31, 2025, the Company issued 142,247,369 shares of its common stock with a fair value of $186,604 based on the closing market price on the conversion dates upon conversion of convertible notes in the amount of $51,840 plus fees of $16,500, resulting in net loss on debt extinguishment of $118,264.

During the year ended December 31, 2025, the Company amortized $850,785 of debt discount resulting in an unamortized debt discount of $1,060,414 as of December 31, 2025. Accrued interest as of December 31, 2025 was $103,439.

Convertible notes due to related and non-related parties were as of December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Convertible notes	$1,992,580	$274,914
Unamortized discounts	(1,060,414)	(86,608)
Convertible notes, net	$932,166	$188,306

Scheduled maturities of the above related party promissory note payable and convertible notes payable remaining as of December 31, 2025 are as follows:

2026 (including past due amounts)	2,056,036
Total	$2,056,036